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October 15, 2009

VIA EDGAR

The United States Securities and
 Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0506

Subject: Registration of Flexible Purchase Payment Variable Deferred Annuity Contracts (the "Registration Statement") - Selective Review Requested

Ladies and Gentlemen:

On behalf of Genworth Life Insurance Company of New York (the "Company") and its Genworth Life of New York VA Separate Account 3 (the "Separate Account"), we hereby submit for filing an initial registration statement on Form N-4 under the Securities Act of 1933 and the Investment Company Act of 1940 for the purpose of registering flexible purchase payment variable deferred annuity contracts. The marketing name for the contracts is "Personal Income Design(SM) One NY."

The Personal Income Design(SM) One NY variable annuity contract has features that are substantially the same as those that appear for a product in another registration statement filed on behalf of the Company's affiliate, Genworth Life and Annuity Insurance Company, and its affiliate's separate account and recently reviewed by the staff of the Securities and Exchange Commission. That product is known by its marketing name, "RetireReady(SM) One," and was most recently reviewed as part of a Post-Effective Amendment filed on March 6, 2009 (SEC File No. 333-143407). Personal Income Design(SM) One NY will be sold to a limited distribution channel in New York. It will initially be offered to customers of Raymond James Financial, Inc. and its subsidiaries but may, in the future, be offered to customers of various financial institutions and brokerage firms.

As stated above, Personal Income Design(SM) One NY is similar to RetireReady(SM) One. Both products offer a choice of surrender charge schedule options and the same ownership and joint annuitant requirements. The products do, however, have a few substantive differences. First, only two surrender charge schedule options are available in Personal Income Design(SM) One NY (a seven-year surrender charge schedule option or no surrender charge schedule option). In RetireReady(SM) One a four-year surrender charge schedule is also available. Next, the seven-year surrender charge schedule option for Personal Income Design(SM) One NY carries a lower mortality and expense risk charge than the charge assessed in RetireReady(SM) One. Also, the Guarantee Account, which is available to RetireReady(SM) One contract owners who elect the seven-year surrender charge schedule option, is not available to any contract owner in Personal Income Design(SM) One NY.

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The United States Securities
 and Exchange Commission
October 15, 2009
Page 2

Products offered in New York do not offer certain optional benefit riders offered nationally in RetireReady(SM) One. Personal Income Design(SM) One NY will only offer one living benefit rider, Income Protector, and one optional death benefit rider, the Annual Step-Up Death Benefit Rider. The New York versions of those riders are substantially similar to the versions approved in other states and offered in RetireReady(SM) One.

Certain other differences in the Personal Income Design(SM) One NY filing are also anticipated to be implemented in a post-effective amendment to the RetireReady(SM) One registration statement later this year. In particular, new subaccounts have been added to Personal Income Design(SM) One NY. In addition, the Investment Strategy required for the living benefit rider, Income Protector, has been updated for Personal Income Design(SM) One NY. In addition, the Asset Allocation Program that was once available in our products has been eliminated from Personal Income Design(SM) One NY.

Based on the foregoing, we request that the Registration Statement receive selective review.

The original, manually signed paper version of the Registration Statement will be maintained on file with the Company.

Should you have any questions with regard to this filing, please do not hesitate to contact me at 804.289.3545 or by e-mail at michael.pappas@genworth.com.

Sincerely,

/s/ Michael D. Pappas
Michael D. Pappas
Associate General Counsel

Cc: Mark Cowan
Office of Insurance Products